Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Accounts Receivable, Net

	As of December 31,
	2019	2020
Accounts receivable, gross	7,360	5,892
Less: allowance for cr edit losses	—	—

Accounts receivable, net	7,360	5,892